RESERVES (Details 4)	12 Months Ended
	Sep. 30, 2018 USD ($) Share	Sep. 30, 2017 USD ($) Share	Sep. 30, 2016 USD ($) Share
Number of Warrants
Balance outstanding, beginning | Share	349,635	354,977	14,125
Warrants granted | Share	2,427,937	7,476	340,909
Warrants exercised | Share			(39)
Warrants expired | Share	(113,636)	(12,818)	(18)
Balance outstanding, ending | Share	2,663,936	349,635	354,977
Balance exercisable | Share	2,663,936
Weighted Average Exercise Price
Balance outstanding, beginning | $	$ 65.38	$ 65.60	$ 52.80
Warrants granted | $	0.40	42.80	66.00
Warrants exercised | $			(29.60)
Warrants expired | $	66.00	55.00	(29.60)
Balance outstanding, ending | $	6.13	$ 65.38	$ 65.60
Balance exercisable | $	$ 6.13